Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Right-of-Use Assets	Right-of-use assets
Buildings
USD in thousands
Cost:
At December 31, 2021	-
Acquisition of a subsidiary (see note 4F)	619
Additions	152
At December 31, 2022	771
Additions	104
At December 31, 2023	875

Accumulated Depreciation:
At December 31, 2021	-
Acquisition of a subsidiary (see note 4F)	(92)
Charge for the year	(88)
At December 31, 2022	(180)
Charge for the year	(199)
At December 31, 2023	379

Carrying amount:
At December 31, 2023	496
At December 31, 2022	591

Schedule of Amounts Recognized in Profit and Loss	Amounts recognized in profit and loss:
	2023	2022
	USD in thousands
Depreciation expense on right-of-use assets	199	88
Interest expense on lease liabilities	82	82
Expense relating to short-term leases	-	71

Schedule of Lease Liabilities	Maturities of lease liabilities as of December 31, 2023 and 2022 are as follows:
	2023	2022
	USD in thousands
Year 1	102	148
Year 2	162	148
Year 3	143	133
Year 4	148	114
Year 5	19	118
Onwards	-	19
Less: unearned interest	(4)	(37)
	570	643
Analyzed as:
Non-current	468	512
Current	102	131
	570	643